INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Balance as of January 1	$ 3,244	$ 4,152
Acquisition of subsidiary	0	18
Additions	306	199
Disposals and write offs	(3)	0
Amortization	(173)	(153)
Impairment	(446)	(1)
Currency translation	160	28
Other	(2)	(13)
Balance as of June 30	$ 3,086	$ 4,230